INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure of inventory

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Raw materials	$75	$62
Finished goods	67	81
Operating and maintenance supplies	83	87
	$225	$230